Investment Objectives and Goals - Prospectus Summary - NYLI Cushing MLP Premier Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Cushing MLP Premier Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks current income and capital appreciation. In seeking current income, the Fund intends to pay current cash distributions to shareholders, regardless of the character of such distributions for tax or accounting purposes.